LOANS (Details 2) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in the allowance for loan losses
Balance at the beginning of the period	$ 4,534,000		$ 4,742,000	$ 4,745,000	$ 4,699,000				$ 4,911,000	$ 4,621,000	$ 4,699,000	$ 4,699,000	$ 4,911,000	$ 4,854,000
Charge-offs	209,000			95,000						523,000	307,000	742,000	1,696,000	1,948,000
Recoveries	14,000			21,000						91,000	49,000	168,000	64,000	127,000
Provisions	100,000	80,000	115,000	71,000	230,000	310,000	360,000	390,000	360,000	250,000	301,000	496,000	1,420,000	1,878,000
Balance at end of the period	4,439,000	4,621,000		4,742,000	4,745,000	4,699,000				4,439,000	4,742,000	4,621,000	4,699,000	4,911,000
Allowance for loan losses
Individually evaluated for impairment						2,000							2,000
Collectively evaluated for impairment	4,434,000	4,621,000				4,697,000				4,434,000		4,621,000	4,697,000
Loans receivable:
Ending balance-total	341,089,000	332,111,000		324,913,000		324,311,000				341,089,000	324,913,000	332,111,000	324,311,000
Individually evaluated for impairment	6,571,000	6,176,000		9,283,000		9,353,000				6,571,000	9,283,000	6,176,000	9,353,000
Collectively evaluated for impairment	334,518,000	325,935,000		315,630,000		314,958,000				334,518,000	315,630,000	325,935,000	314,958,000
Loans outstanding and available lines of credit to bank directors, executive officers and their related business interests	9,700,000	10,900,000		11,300,000		11,300,000				9,700,000	11,300,000	10,900,000	11,300,000
Loans to bank directors, executive officers and their related business interests repaid during the period										2,100,000	208,000	855,000	577,000
Loans made to bank directors, executive officers and their related business interests during the period										500,000	77,000	230,000	1,200,000
Total loans considered impaired	6,571,000	6,176,000		9,283,000		9,353,000				6,571,000	9,283,000	6,176,000	9,353,000	9,587,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	57,000					148,000				57,000			148,000	378,000
Related allowance	5,000					2,000				5,000			2,000	96,000
Loans considered impaired and previously written down to fair value	6,514,000	6,176,000				9,205,000				6,514,000		6,176,000	9,205,000	9,209,000
Average impaired loans	7,847,000			12,446,000						7,719,000	10,316,000	6,704,000	9,926,000	10,576,000
Amount of interest earned during period of impairment	30,000			70,000						127,000	144,000	179,000	397,000	323,000
Commercial
Activity in the allowance for loan losses
Balance at the beginning of the period	409,000			307,000	331,000				681,000	338,000	331,000	331,000	681,000
Charge-offs				62,000						7,000	62,000	258,000	265,000
Recoveries	9,000			13,000						20,000	25,000	42,000	31,000
Provisions	(154,000)			(9,000)						(87,000)	(45,000)	223,000	(116,000)
Balance at end of the period	264,000	338,000		249,000		331,000				264,000	249,000	338,000	331,000
Allowance for loan losses
Individually evaluated for impairment						1,000							1,000
Collectively evaluated for impairment	264,000	338,000		249,000		330,000				264,000	249,000	338,000	330,000
Loans receivable:
Ending balance-total	20,908,000	20,924,000		19,741,000		20,608,000				20,908,000	19,741,000	20,924,000	20,608,000
Individually evaluated for impairment	84,000	37,000		24,000		45,000				84,000	24,000	37,000	45,000
Collectively evaluated for impairment	20,824,000	20,887,000		19,717,000		20,563,000				20,824,000	19,717,000	20,887,000	20,563,000
Total loans considered impaired	84,000	37,000		24,000		45,000				84,000	24,000	37,000	45,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance						33,000							33,000
Related allowance						1,000							1,000
Loans considered impaired and previously written down to fair value	84,000	37,000		24,000		12,000				84,000	24,000	37,000	12,000
Average impaired loans	264,000			93,000						149,000	95,000	53,000	57,000
Amount of interest earned during period of impairment				1,000						8,000	1,000		2,000
Real estate: Construction
Activity in the allowance for loan losses
Balance at the beginning of the period	21,000								905,000				905,000
Provisions	4,000									25,000			(905,000)
Balance at end of the period	25,000									25,000
Allowance for loan losses
Collectively evaluated for impairment	25,000									25,000
Loans receivable:
Ending balance-total	15,232,000	13,052,000		12,302,000		11,767,000				15,232,000	12,302,000	13,052,000	11,767,000
Collectively evaluated for impairment	15,232,000	13,052,000		12,302,000		11,767,000				15,232,000	12,302,000	13,052,000	11,767,000
Real estate: Mortgage-residential
Activity in the allowance for loan losses
Balance at the beginning of the period	199,000			500,000	514,000				465,000	235,000	514,000	514,000	465,000
Charge-offs	32,000			17,000						36,000	30,000	112,000	186,000
Recoveries	1,000			2,000						62,000	9,000	86,000	5,000
Provisions	151,000			114,000						58,000	106,000	(253,000)	230,000
Balance at end of the period	319,000	235,000		599,000		514,000				319,000	599,000	235,000	514,000
Allowance for loan losses
Collectively evaluated for impairment	314,000	235,000		599,000		514,000				314,000	599,000	235,000	514,000
Loans receivable:
Ending balance-total	38,363,000	38,892,000		38,779,000		38,337,000				38,363,000	38,779,000	38,892,000	38,337,000
Individually evaluated for impairment	721,000	357,000		581,000		622,000				721,000	581,000	357,000	622,000
Collectively evaluated for impairment	37,642,000	38,535,000		38,198,000		37,715,000				37,642,000	38,198,000	38,535,000	37,715,000
Total loans considered impaired	721,000	357,000		581,000		622,000				721,000	581,000	357,000	622,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	57,000									57,000
Related allowance	5,000									5,000
Loans considered impaired and previously written down to fair value	664,000	357,000		581,000		622,000				664,000	581,000	357,000	622,000
Average impaired loans	802,000			637,000						805,000	645,000	442,000	656,000
Amount of interest earned during period of impairment	14,000			1,000						22,000	1,000	1,000	4,000
Real estate: Mortgage-commercial
Activity in the allowance for loan losses
Balance at the beginning of the period	1,075,000			1,430,000	1,475,000				1,404,000	1,322,000	1,475,000	1,475,000	1,404,000
Charge-offs	162,000									397,000	178,000	293,000	861,000
Provisions	169,000			(117,000)						157,000	16,000	140,000	932,000
Balance at end of the period	1,082,000	1,322,000		1,313,000		1,475,000				1,082,000	1,313,000	1,322,000	1,475,000
Allowance for loan losses
Individually evaluated for impairment						1,000							1,000
Collectively evaluated for impairment	1,082,000	1,322,000		1,313,000		1,474,000				1,082,000	1,313,000	1,322,000	1,474,000
Loans receivable:
Ending balance-total	233,769,000	226,575,000		221,880,000		220,288,000				233,769,000	221,880,000	226,575,000	220,288,000
Individually evaluated for impairment	5,759,000	5,772,000		8,650,000		8,667,000				5,759,000	8,650,000	5,772,000	8,667,000
Collectively evaluated for impairment	228,010,000	220,803,000		213,230,000		211,621,000				228,010,000	213,230,000	220,803,000	211,621,000
Total loans considered impaired	5,759,000	5,772,000		8,650,000		8,667,000				5,759,000	8,650,000	5,772,000	8,667,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance						115,000							115,000
Related allowance						1,000							1,000
Loans considered impaired and previously written down to fair value	5,759,000	5,772,000		8,650,000		8,552,000				5,759,000	8,650,000	5,772,000	8,552,000
Average impaired loans	6,764,000			11,679,000						6,747,000	9,535,000	6,188,000	9,183,000
Amount of interest earned during period of impairment	16,000			68,000						97,000	142,000	178,000	390,000
Consumer: Home equity
Activity in the allowance for loan losses
Balance at the beginning of the period	236,000			566,000	521,000				325,000	400,000	521,000	521,000	325,000
Charge-offs	2,000									44,000			285,000
Recoveries	1,000									1,000	2,000	3,000	5,000
Provisions	(9,000)			(121,000)						(131,000)	(78,000)	(124,000)	476,000
Balance at end of the period	226,000	400,000		445,000		521,000				226,000	445,000	400,000	521,000
Allowance for loan losses
Collectively evaluated for impairment	226,000	400,000		445,000		521,000				226,000	445,000	400,000	521,000
Loans receivable:
Ending balance-total	25,437,000	27,173,000		26,945,000		27,976,000				25,437,000	26,945,000	27,173,000	27,976,000
Collectively evaluated for impairment	25,437,000	27,173,000		26,945,000		27,976,000				25,437,000	26,945,000	27,173,000	27,976,000
Consumer: Other
Activity in the allowance for loan losses
Balance at the beginning of the period	78,000			53,000	57,000				88,000	17,000	57,000	57,000	88,000
Charge-offs	13,000			16,000						39,000	37,000	79,000	99,000
Recoveries	3,000			6,000						8,000	13,000	37,000	23,000
Provisions	28,000			2,000						110,000	12,000	2,000	45,000
Balance at end of the period	96,000	17,000		45,000		57,000				96,000	45,000	17,000	57,000
Allowance for loan losses
Collectively evaluated for impairment	96,000	17,000		45,000		57,000				96,000	45,000	17,000	57,000
Loans receivable:
Ending balance-total	7,380,000	5,495,000		5,266,000		5,335,000				7,380,000	5,266,000	5,495,000	5,335,000
Individually evaluated for impairment	7,000	10,000		28,000		19,000				7,000	28,000	10,000	19,000
Collectively evaluated for impairment	7,373,000	5,485,000		5,238,000		5,316,000				7,373,000	5,238,000	5,485,000	5,316,000
Total loans considered impaired	7,000	10,000		28,000		19,000				7,000	28,000	10,000	19,000
Loans considered impaired for which there is a related allowance for loan loss:
Loans considered impaired and previously written down to fair value	7,000	10,000		28,000		19,000				7,000	28,000	10,000	19,000
Average impaired loans	17,000			37,000						18,000	41,000	21,000	30,000
Amount of interest earned during period of impairment													1,000
Unallocated
Activity in the allowance for loan losses
Balance at the beginning of the period	2,516,000			1,889,000	1,801,000				1,043,000	2,309,000	1,801,000	1,801,000	1,043,000
Provisions	(89,000)			202,000						118,000	290,000	508,000	758,000
Balance at end of the period	2,427,000	2,309,000		2,091,000		1,801,000				2,427,000	2,091,000	2,309,000	1,801,000
Allowance for loan losses
Collectively evaluated for impairment	$ 2,427,000	$ 2,309,000		$ 2,091,000		$ 1,801,000				$ 2,427,000	$ 2,091,000	$ 2,309,000	$ 1,801,000